Schedule of convertible debentures (Details) - 12 months ended Jan. 31, 2019	USD ($)	CAD ($)
Convertible Debentures And Promissory Notes [Line Items]
Balance	$ 0
Issued	37,154,529
Equity portion	(2,958,335)
Conversion	(22,521,663)
Transaction Costs	(1,958,477)
Interest paid	(484,763)
Accretion Expense	928,362
Balance	10,159,653
Convertible debentures (a)
Convertible Debentures And Promissory Notes [Line Items]
Balance	0
Issued	25,996,000
Equity portion	(2,958,335)
Conversion	(22,521,663)
Transaction Costs	(938,271)	$ (1,209,112)
Interest paid	(452,956)
Accretion Expense	875,225
Balance	0
Convertible debentures (b)
Convertible Debentures And Promissory Notes [Line Items]
Balance	0
Issued	3,711,179
Equity portion	0
Conversion	0
Transaction Costs	(550,709)	(664,001)
Interest paid	(31,807)
Accretion Expense	53,137
Balance	3,181,800
Convertible debentures (c)
Convertible Debentures And Promissory Notes [Line Items]
Balance	0
Issued	7,447,350
Equity portion	0
Conversion	0
Transaction Costs	(469,497)	$ (619,389)
Interest paid	0
Accretion Expense	0
Balance	$ 6,977,853